Condensed consolidating information on certain US subsidiaries - Disclosure of condensed balance sheet (Details) - USD ($) $ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment		$ 132,642	$ 143,950	$ 135,261	[1]
Goodwill		11,868		12,204	[1]
Intangible assets		15,539		17,284	[1]		$ 18,355
Investments in joint ventures		9,991		8,647	[1]
Investments in associates		20,334		17,673	[1]
Other investments		1,276		1,341	[1]
Subsidiaries - equity-accounted basis		0		0
Fixed assets		191,650		192,410	[1]
Loans		630		637	[1]
Trade and other receivables		2,147	2,159	1,834	[1]
Derivative financial instruments		6,314		5,145	[1]
Prepayments		781	849	1,179	[1]
Deferred tax assets		4,560	3,736	3,706	[1]
Defined benefit pension plan surpluses		7,053		5,955	[1]
Non-current assets		213,135		210,866	[1]
Current assets
Loans		339		326	[1]
Inventories		20,880		17,988	[1]
Trade and other receivables		24,442	24,673	24,478	[1]
Derivative financial instruments		4,153		3,846	[1]
Prepayments		857	872	963	[1]
Current tax receivable		1,282		1,019	[1]
Other investments		169		222	[1]
Cash and cash equivalents		22,472		22,468	[1]	$ 25,575	25,586	$ 23,484
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		74,594		71,310	[1]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		7,465		0
Current assets		82,059		71,310
Total assets		295,194		282,176	[1]
Current liabilities
Trade and other payables		46,829	46,209	46,265	[1]
Derivative financial instruments		3,261		3,308	[1]
Accruals		5,066	4,578	4,626	[1]
Current lease liabilities		2,067	2,196	44	[1]
Finance debta		10,487	9,329	9,329
Current tax payable		2,039		2,101	[1]
Provisions		2,453	2,547	2,564	[1]
Current liabilities other than liabilities included in disposal groups classified as held for sale		72,202		68,237	[1]
Non-current liabilities
Other payables		12,626	14,013	13,830	[1]
Derivative financial instruments		5,537		5,625	[1]
Accruals		996	548	575	[1]
Non-current lease liabilities		7,655	7,704	623	[1]
Finance debta		57,237	55,803	55,803	[1]
Deferred tax liabilities		9,750	9,767	9,812	[1]
Provisions		18,498	17,657	17,732	[1]
Defined benefit pension plan and other post-retirement benefit plan deficits		8,592		8,391	[1]
Non-current liabilities		120,891		112,391	[1]
Liabilities included in disposal groups classified as held for sale		1,393		0
Current liabilities		73,595		68,237	[1]
Total liabilities		194,486		180,628	[1]
Net assets		100,708	101,218	101,548	[1]
Equity
BP shareholders’ equity		98,412	99,115	99,444	[1]
Non-controlling interests		2,296	2,103	2,104	[1]
Total equity	[2]	100,708	$ 101,218	101,548	[1]	100,224	100,404	96,843
Reportable Legal Entities | Issuer
Non-current assets
Property, plant and equipment		0		4,445
Goodwill		0		0
Intangible assets		0		598
Investments in joint ventures		0		0
Investments in associates		0		0
Other investments		0		0
Subsidiaries - equity-accounted basis		0		0
Fixed assets		0		5,043
Loans		0		0
Trade and other receivables		0		0
Derivative financial instruments		0		0
Prepayments		0		0
Deferred tax assets		0		0
Defined benefit pension plan surpluses		0		0
Non-current assets		0		5,043
Current assets
Loans		0		0
Inventories		44		302
Trade and other receivables		690		2,536
Derivative financial instruments		0		0
Prepayments		0		7
Current tax receivable		45		0
Other investments		0		0
Cash and cash equivalents		0		0		0	0	0
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		779		2,845
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		5,023
Current assets		5,802
Total assets		5,802		7,888
Current liabilities
Trade and other payables		436		413
Derivative financial instruments		0		0
Accruals		347		89
Current lease liabilities		0		0
Finance debta		0		0
Current tax payable		0		310
Provisions		0		1
Current liabilities other than liabilities included in disposal groups classified as held for sale		783
Non-current liabilities
Other payables		0		0
Derivative financial instruments		0		0
Accruals		0		0
Non-current lease liabilities		0		0
Finance debta		0		0
Deferred tax liabilities		456		586
Provisions		114		670
Defined benefit pension plan and other post-retirement benefit plan deficits		0		0
Non-current liabilities		570		1,256
Liabilities included in disposal groups classified as held for sale		706
Current liabilities		1,489		813
Total liabilities		2,059		2,069
Net assets		3,743		5,819
Equity
BP shareholders’ equity		3,743		5,819
Non-controlling interests		0		0
Total equity		3,743		5,819
Reportable Legal Entities | Guarantor
Non-current assets
Property, plant and equipment		0		0
Goodwill		0		0
Intangible assets		0		0
Investments in joint ventures		0		0
Investments in associates		2		2
Other investments		0		0
Subsidiaries - equity-accounted basis		167,895		166,311
Fixed assets		167,897		166,313
Loans		0		0
Trade and other receivables		2,771		2,600
Derivative financial instruments		0		0
Prepayments		0		0
Deferred tax assets		0		0
Defined benefit pension plan surpluses		6,588		5,473
Non-current assets		177,256		174,386
Current assets
Loans		0		0
Inventories		0		0
Trade and other receivables		135		151
Derivative financial instruments		0		0
Prepayments		0		0
Current tax receivable		0		0
Other investments		0		0
Cash and cash equivalents		0		13		10	10	50
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		135		164
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Current assets		135
Total assets		177,391		174,550
Current liabilities
Trade and other payables		17,986		14,634
Derivative financial instruments		0		0
Accruals		21		31
Current lease liabilities		0		0
Finance debta		0		0
Current tax payable		0		0
Provisions		0		0
Current liabilities other than liabilities included in disposal groups classified as held for sale		18,007
Non-current liabilities
Other payables		31,927		31,800
Derivative financial instruments		0		0
Accruals		0		0
Non-current lease liabilities		0		0
Finance debta		0		0
Deferred tax liabilities		2,293		1,907
Provisions		0		0
Defined benefit pension plan and other post-retirement benefit plan deficits		202		184
Non-current liabilities		34,422		33,891
Liabilities included in disposal groups classified as held for sale		0
Current liabilities		18,007		14,665
Total liabilities		52,429		48,556
Net assets		124,962		125,994
Equity
BP shareholders’ equity		124,962		125,994
Non-controlling interests		0		0
Total equity		124,962		125,994
Reportable Legal Entities | Other subsidiaries
Non-current assets
Property, plant and equipment		132,642		130,816
Goodwill		11,868		12,204
Intangible assets		15,539		16,686
Investments in joint ventures		9,991		8,647
Investments in associates		20,332		17,671
Other investments		1,276		1,341
Subsidiaries - equity-accounted basis		0		0
Fixed assets		191,648		187,365
Loans		32,524		32,402
Trade and other receivables		2,147		1,834
Derivative financial instruments		6,314		5,145
Prepayments		781		1,179
Deferred tax assets		4,560		3,706
Defined benefit pension plan surpluses		465		482
Non-current assets		238,439		232,113
Current assets
Loans		339		326
Inventories		20,836		17,686
Trade and other receivables		42,157		38,931
Derivative financial instruments		4,153		3,846
Prepayments		857		956
Current tax receivable		1,237		1,019
Other investments		169		222
Cash and cash equivalents		22,472		22,455		25,565	25,576	23,434
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		92,220		85,441
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		2,442
Current assets		94,662
Total assets		333,101		317,554
Current liabilities
Trade and other payables		46,947		48,358
Derivative financial instruments		3,261		3,308
Accruals		4,698		4,506
Current lease liabilities		2,067		44
Finance debta		10,487		9,329
Current tax payable		2,039		1,791
Provisions		2,453		2,563
Current liabilities other than liabilities included in disposal groups classified as held for sale		71,952
Non-current liabilities
Other payables		15,364		16,395
Derivative financial instruments		5,537		5,625
Accruals		996		575
Non-current lease liabilities		7,655		623
Finance debta		57,237		55,803
Deferred tax liabilities		7,001		7,319
Provisions		18,384		17,062
Defined benefit pension plan and other post-retirement benefit plan deficits		8,390		8,207
Non-current liabilities		120,564		111,609
Liabilities included in disposal groups classified as held for sale		687
Current liabilities		72,639		69,899
Total liabilities		193,203		181,508
Net assets		139,898		136,046
Equity
BP shareholders’ equity		137,602		133,942
Non-controlling interests		2,296		2,104
Total equity		139,898		136,046
Eliminations and reclassifications
Non-current assets
Property, plant and equipment		0		0
Goodwill		0		0
Intangible assets		0		0
Investments in joint ventures		0		0
Investments in associates		0		0
Other investments		0		0
Subsidiaries - equity-accounted basis		(167,895)		(166,311)
Fixed assets		(167,895)		(166,311)
Loans		(31,894)		(31,765)
Trade and other receivables		(2,771)		(2,600)
Derivative financial instruments		0		0
Prepayments		0		0
Deferred tax assets		0		0
Defined benefit pension plan surpluses		0		0
Non-current assets		(202,560)		(200,676)
Current assets
Loans		0		0
Inventories		0		0
Trade and other receivables		(18,540)		(17,140)
Derivative financial instruments		0		0
Prepayments		0		0
Current tax receivable		0		0
Other investments		0		0
Cash and cash equivalents		0		0		$ 0	$ 0	$ 0
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		(18,540)		(17,140)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		0
Current assets		(18,540)
Total assets		(221,100)		(217,816)
Current liabilities
Trade and other payables		(18,540)		(17,140)
Derivative financial instruments		0		0
Accruals		0		0
Current lease liabilities		0		0
Finance debta		0		0
Current tax payable		0		0
Provisions		0		0
Current liabilities other than liabilities included in disposal groups classified as held for sale		(18,540)
Non-current liabilities
Other payables		(34,665)		(34,365)
Derivative financial instruments		0		0
Accruals		0		0
Non-current lease liabilities		0		0
Finance debta		0		0
Deferred tax liabilities		0		0
Provisions		0		0
Defined benefit pension plan and other post-retirement benefit plan deficits		0		0
Non-current liabilities		(34,665)		(34,365)
Liabilities included in disposal groups classified as held for sale		0
Current liabilities		(18,540)		(17,140)
Total liabilities		(53,205)		(51,505)
Net assets		(167,895)		(166,311)
Equity
BP shareholders’ equity		(167,895)		(166,311)
Non-controlling interests		0		0
Total equity		$ (167,895)		$ (166,311)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.
[2]	See Note 32 for further information.